Consolidated Segment Data (Details) - Schedule of Total Non-Current Assets by Geographical Segment - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Total Non-Current Assets by Geographical Segment [Line Items]
Total non-current assets	$ 13,466,535	$ 14,694,356
Hong Kong and Macau [Member]
Schedule of Total Non-Current Assets by Geographical Segment [Line Items]
Total non-current assets	3,471,387	3,289,170
Thailand [Member]
Schedule of Total Non-Current Assets by Geographical Segment [Line Items]
Total non-current assets	9,979,287	10,472,012
Other countries [Member]
Schedule of Total Non-Current Assets by Geographical Segment [Line Items]
Total non-current assets	$ 15,861	$ 933,174